ACQUISITION OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
ACQUISITION OF SUBSIDIARIES
25.	ACQUISITION OF SUBSIDIARIES

Acquisition of ICR Cyprus
On July 31, 2019, the Company completed its acquisition from Melco International of all of Melco International’s holding of ordinary shares of ICR Cyprus, which represents a 75%
equity interest in ICR Cyprus (the “Acquisition of ICR Cyprus”) for a consideration with the issuance
of 55,500,738
ordinary shares of Melco, which were equivalent
to 18,500,246
ADSs. The Acquisition of ICR Cyprus is accounted for as a transaction involving a transfer of business between entities under common control in accordance with the applicable accounting standards as disclosed in Note 2(a). Accordingly, the transfer of Melco International’s equity interest in ICR Cyprus to Melco is accounted for at carrying values of net assets transferred and the consideration in excess of the net assets of ICR Cyprus Group of
 $192,304
was recognized as an
increase

in the Company’s additional

p
aid-in
capital.
Acquisition of Japan Ski Resort
On November
28
, 2019, the Company completed its acquisition of 100%
equity interest in Kabushiki Kaisha Okushiga Kogen Resort (the “Japan Ski Resort”), a company currently operates a ski resort in Nagano, Japan, for a cash consideration of

1,685,000,000
Japanese Yen
(equivalent to $15,394
),

for its business development in Japan. The acquisition was
not m
ate
ri
al
to the Company’s consolidated financial statements. In connection with this acquisition, the Company recorded a goodwill of $13,731
which is primarily attributable to the benefit of future market development of the Company and is not deductible for tax purposes. Acquisition-related costs were expensed as incurred and were not significant.
The Company accounted for the acquisition as business combinations in accordance with the applicable accounting standards and recorded the assets acquired and liabilities assumed at their respective fair values as of the acquisition date.

The Company estimated fair value using level 2 inputs, which are observable inputs
for similar assets, and level 3 inputs, which are unobservable inputs, for other acquired assets and assumed liabilities. Given how recently the acquisition was completed, the allocation of fair value for assets acquired and liabilities assumed is preliminary and may be adjusted up to one
year after the acquisition.
For the period from November 28, 2019 through December 31, 2019, Japan Ski Resort’s net revenue, operating income and net income were not material. Pro forma results of operations for the acquisition have not been presented because it is not material to the consolidated results of operations.